Mineral Properties, Plant and Equipment, Exploration and Evaluation - Additional Information (Details) - Florida Canyon Mine [member]	12 Months Ended
Dec. 31, 2018 Royalty
Disclosure Of Mineral Properties Plant And Equipment Exploration And Evaluation [Line Items]
Number of royalty payable to third parties	2
Able & York International Corporation, LLC [Member]
Disclosure Of Mineral Properties Plant And Equipment Exploration And Evaluation [Line Items]
Percentage of net smelter royalty payable	2.50%
Maverix Metals Inc [Member]
Disclosure Of Mineral Properties Plant And Equipment Exploration And Evaluation [Line Items]
Percentage of net smelter royalty payable	3.25%